Warrants and Embedded Conversion Discount Derivative Liability (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Weighted average term		3 years	4 years
Volatility	178.00%	200.00%	120.00%
Risk-free interest rate	1.39%	1.05%	0.83%
Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Weighted average term	8 months 12 days	2 months 12 days
Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Weighted average term	4 years 2 months 12 days	5 years